BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of intangible asset	15 years
Brazilian regulated gas transmission operation
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of intangible asset	30 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	50 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Network systems | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	60 years